UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Principal/Shares	Value
Europe Large Cap Stocks—1.6%
Veolia Environnement SA	9,000	$193,770

Global Large Cap Stocks—4.1%
Cadbury PLC ADR	11,500	352,360
Deer & Co.	6,000	164,940

		517,300

International Large Cap Stocks—14.3%
AstraZeneca PLC ADR	8,000	252,720
Bank of Montreal	1,200	26,556
Canadian Imperial Bank of Commerce	1,000	33,740
Canadian National Railway Company	1,100	35,574
Canadian Natural Resources Limited	7,000	225,890
EnCana Corp.	1,000	39,370
Manulife Financial Corporation	21,000	213,150
Potash Corp. of Saskatchewan, Inc.	4,000	335,880
P T Telekomunikasi Indonesia ADR	20,000	426,000
Research In Motion Ltd.*	900	35,946
Rogers Communications, Inc.	1,500	35,190
Royal Bank of Canada	1,200	29,124
Suncor Energy, Inc.	2,100	43,659
Toronto-Dominion Bank	1,000	29,340
TransCanada Corp.	1,400	33,684

		1,795,823

International Mid Cap Stocks—4.1%
Aracruz Celulose SA ADR	22,000	156,860
WisdomTree International MidCap Dividend	12,000	350,640

		507,500

International Small Cap Stocks—2.8%
WisdomTree International SmallCap Dividend	13,000	348,660

Japan Small Cap Stocks—2.9%
WisdomTree Japan SmallCap Dividend	12,000	360,960

Latin America Large Cap Stocks—3.2%
Banco Bradesco SA ADR	6,800	59,296
Companhia de Bebidas Das Americas ADR	1,400	56,644
Companhia Siderurgica Nacional ADR	4,400	58,124
Companhia Vale Do Rio Docea ADR	4,600	59,294
Empresa Nacional de Electricidad SA ADR	1,600	58,016
Gerdau SA ADR	10,900	57,007
Itau Unibanco Banco Multiplo SA ADR	6,300	57,834

		406,215

Latin America Mid Cap Stocks—0.9%
Sociedad Quimica Minera de Chile ADR	2,100	60,522
Tele Norte Leste Participacoes SA ADR	4,800	58,176

		118,698

Pacific/Asia Large Cap Stocks—0.3%
Philippine Long Distance Telephone	1,000	44,450

Pacific/Asia Market Indexes—2.3%
iShares MSCI Pacific Ex-Japan	13,500	287,820

Pacific/Asia Small Cap Stocks—0.8%
iShares MSCI Taiwan	14,000	95,480

Scandinavia Large Cap Stocks—0.8%
ABB Ltd.	8,000	96,400

U.S. Corporate Bonds—3.8%
Toyota Motor Credit Corp., 0.0%, due 5/7/2023	$500,000	480,000

U.S. Large Cap Stocks—31.6%
Altria Group, Inc.	2,600	40,144
A T & T, Inc.	14,000	332,780
Bank of America Corp.	4,720	18,644
Bank of New York Mellon Corp.	1,800	39,906
B B & T Corp.	10,000	161,300
Capital One Financial Corp.	1,500	18,075
Caterpillar, Inc.	5,500	135,355
Charles Schwab Corp.	2,500	31,775
Coca Cola Co.	9,000	367,650
Chevron Corp.	800	48,568
CME Group, Inc.	150	27,360
Comerica, Inc.	2,200	33,022
Exxon Mobile Corp.	5,000	339,500
FirstEnergy Corp.	1,000	42,560
FPL Group, Inc.	1,200	54,396
Freeport-McMoRan Copper & Gold, Inc.	12,000	365,040
General Electric Co.	15,500	131,905
Goldman Sachs Group, Inc.	500	45,540
Honeywell International, Inc.	13,000	348,790
J.P. Morgan Chase & Co.	6,000	137,100
Kraft Foods, Inc.	14,000	318,920
M & T Bank Corp.	700	25,620
Merck & Co., Inc.	1,800	43,560
Morgan Stanley	2,700	52,758
Northern Trust Corp.	1,100	61,105
Pacaar, Inc.	12,300	308,361
People's United Financial, Inc.	3,600	62,676
PNC Financial Services Group, Inc.	800	21,872
ProLogis	29,000	167,910
Ralcorp Holdings, Inc.*	1,219	73,871
State Street Corp.	1,100	27,797
SunTrust Banks, Inc.	1,500	18,045
U. S. Bancorp	2,000	28,620
Wells Fargo & Company	1,800	21,780

		3,952,305

U.S. Market Indexes—1.7%
Ultra Financials ProShares	100,000	217,000

U.S. Micro Cap Stocks—11.3%
ALLETE, Inc.	1,800	47,952
Ares Capital Corp.	14,000	50,400
BlackRock Kelso Capital Corporation	9,000	33,750
Compass Minerals International, Inc.	1,300	67,886
Entertainment Properties Trust	2,700	40,257
Extra Space Storage, Inc.	8,200	51,414
First Commonwealth Financial Corp.	6,400	52,352

FNB Corporation	5,500	34,540
Franklin Street Properties Corp.	5,900	62,540
Healthcare Realty Trust, Inc.	3,300	47,817
Home Properties, Inc.	2,100	55,734
IdaCorp., Inc.	2,100	51,114
Inland Real Estate Corp.	6,200	48,360
International Bancshares Corp.	2,700	27,027
Iowa Telecommunications Services, Inc.	4,200	56,952
Laclede Group, Inc.	1,100	43,538
Mid-America Apartment Communities, Inc.	2,200	57,002
National Health Investors, Inc.	3,000	71,550
National Penn Bancshares, Inc.	4,600	34,086
New Jersey Resources Corp.	1,600	56,112
Old National Bancorp.	4,000	46,680
Olin, Corp.	4,400	45,936
Omega Healthcare Investors, Inc.	5,000	65,650
Park National Corp.	1,000	48,350
TrustCo Bank Corp. NY	6,100	36,905
Umpqua Holdings Corp.	4,900	41,650
Vector Group Ltd.	4,000	49,640
Washington Real Estate Investmemt Trust	2,600	44,590
Westamerica Bancorp	1,200	47,844

		1,417,628

U.S. Mid Cap Stocks—6.4%
DTE Energy Co.	1,500	40,155
Federated Investors, Inc.	25,000	471,500
First Niagara Financial Group, Inc.	4,200	48,804
Janus Capital Group, Inc.	23,400	103,194
NASDAQ OMX Group, Inc.*	1,500	31,350
NYSE Euronext, Inc.	1,700	28,696
Pinnacle West Capital Corp.	1,700	44,642
Raymond James Financial, Inc.	2,200	30,712

		799,053

U.S. REIT's—0.7%
Annaly Capital Management, Inc.	6,500	90,350

U.S. Small Cap Stocks—0.9%
Reliance Steel & Aluminum Co.	4,700	111,813

TOTAL INVESTMENTS—94.5% (cost $16,526,223)		11,841,225

OTHER ASSETS IN EXCESS OF LIABILITIES—5.5%		684,000

Net Assets—100.0%		$12,525,225

Cost for federal income tax purposes $16,526,223.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	103,332

Excess of tax cost over value	4,788,330

* Non-income producing security.

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth—3.7%
Claymore/BNY Mellon Frontier Markets	20,000	$203,000
iShares MSCI—South Africa	18,000	551,340
Sasol Ltd. ADR	3,500	87,955

		842,295

Emerging Markets Value—13.2%
Claymore/AlphaShares China Small Cap	40,000	468,400
Claymore ETF BNY BRIC	51,000	1,076,610
Vanguard Emerging Markets ETF	71,000	1,448,400

		2,993,410

Europe Large Cap Stocks—2.3%
GlaxoSmithKline PLC ADR	3,000	90,390
Novartis AG	2,300	83,375
Roche Holding, Ltd. ADR	3,000	85,622
Siemens AG ADR	1,800	91,116
Telefonica SA ADR	2,000	111,120
Tenaris SA ADR	3,900	68,445

		530,068

Europe Market Indexes—2.0%
SPDR DJ EURO STOXX 50 ETF	18,500	454,915

International Large Cap Stocks—1.4%
EON AG ADR	2,800	73,007
Infosys Technologies Ltd.	3,500	84,700
POSCO ADR	1,500	75,255
Teva Pharmaceutical Industries, Ltd.	2,200	98,076

		331,038

International Mid Cap Stocks—2.6%
Agrium, Inc.	14,000	486,920
CNOOC Ltd. ADR	1,200	103,116

		590,036

International Small Cap Stocks—2.5%
iShares FTSE Developed Small Cap (ex North America) Index Fund	30,000	570,300

Japan Large Cap Stocks—0.3%
Mitsubishi UFJ Financial Group, Inc. ADR	18,000	80,460

Japan Small Cap Stocks—2.0%
WisdomTree Japan SmallCap Dividend Fund	15,000	451,200

Latin America Large Cap Stocks—3.3%
America Movil S.A.B. de C.V. ADR	2,800	71,344
Empresa Nacional de Electricidad SA ADR	2,200	79,772
Enersis SA ADR	6,000	86,520
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	73,728
Gerdau SA ADR	56,000	292,880
Grupo Televisa SA ADR	5,700	69,369
Telefonos de Mexico S.A.B. de C.V. ADR	4,700	64,578

		738,191

Latin America Mid Cap Stocks—1.2%
Banco Santander—Chile ADR	2,500	87,325
Embraer-Empresa Brasileira de Aeronautica ADR	5,800	62,698
Sociedad Quimica Minera de Chile ADR	4,000	115,280

		265,303

Latin America Small Cap Stocks—1.5%
Gafisa SA ADR	41,000	338,660

Pacific/Asia Large Cap Stocks—2.1%
BHP Billiton Ltd. ADR	2,800	101,976
China Life Insurance Co. Ltd. ADR	2,300	95,657
China Mobile Limited ADR	2,100	91,035
PetroChina Co. Ltd. ADR	1,300	92,131
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,000	90,480

		471,279

Pacific/Asia Market Indexes—2.6%
iPath MSCI—India*	22,000	581,240

Pacific/Asia Mid Cap Stocks—2.4%
Morgan Stanley China A Share Fund, Inc.	21,925	537,382

Pacific/Asia Small Cap Stocks—6.1%
iShares MSCI—Taiwan	62,000	422,840
Mindray Medical International Ltd.	34,000	620,500
Sims Metal Management Limited ADR	32,000	344,000

		1,387,340

Scandinavia Large Cap Stocks—0.7%
Nestle SA ADR	2,900	95,439
Nokia Corp. ADR	7,100	66,456

		161,895

Scandinavia Small Cap Stocks—1.0%
Autoliv, Inc.	15,000	223,200

U.S. Large Cap Stocks—6.9%
Apple, Inc.*	1,200	107,172
Cisco Systems, Inc.*	7,200	104,904
Dell, Inc.*	10,300	87,859
Franklin Resources, Inc.	10,000	458,000
Google, Inc.*	400	135,196
Hewlett-Packard Company	3,700	107,411
International Business Machines Corp.	1,500	138,045
Intel Corporation	8,400	107,016
Microsoft Corporation	5,600	90,440
Oracle Corp.*	7,700	119,658
QUALCOMM, Inc.	3,500	117,005

		1,572,706

U.S. Micro Cap Stocks—3.3%
Almost Family, Inc.*	3,000	60,870
Atrion Corp.	1,000	75,160
ICU Medical, Inc.*	3,500	110,355
Life Partners Holdings, Inc.	5,000	85,550
Nathan's Famous, Inc.*	7,000	83,090
Nobel Learning Communities, Inc.*	7,000	81,200
Palomar Medical Technologies, Inc.*	10,000	73,000
Rochester Medical Corp.*	9,000	93,780
Supertex, Inc.*	4,000	83,440

		746,445

U.S. Mid Cap Stocks—5.1%
Alliant Techsystems, Inc.*	5,000	353,300
Flowers Foods, Inc.	5,000	111,550
Legg Mason, Inc.	25,000	320,750
SEI Investments Co.	24,000	284,160
Waste Connnections, Inc.*	4,000	95,360

		1,165,120

U.S. Small Cap Stocks—23.8%
Amedisys, Inc.*	2,800	91,588
American Science & Engineering, Inc.	2,000	121,380
Bankrate, Inc.*	3,000	66,900
CACI International, Inc.*	3,300	141,141
Chattem, Inc.*	1,900	120,517
Comtech Telecommunications Corp.*	3,200	120,928
Curtiss-Wright Corp.	4,600	122,314
Greenhill & Co., Inc.	2,300	148,580
Haemonetics Corp.*	2,500	133,450
Hexcel Corp.*	79,000	490,590
Immucor, Inc.*	5,600	125,664
Inverness Medical Innovations, Inc.*	60,000	1,348,200
Jones Lang LaSalle, Inc.	13,000	258,960
Landstar Systems, Inc.	4,300	136,095
LKQ Corp.*	14,500	195,750
Micros Systems, Inc.*	9,000	144,720
Orbital Sciences Corp.*	8,100	114,615
Panera Bread Co.*	3,500	154,140
Pediatrix Medical Group, Inc.	4,800	142,080
Penn Virginia Corp.	4,300	59,555
ProAssurance Corporation*	2,900	138,591
Quality Systems, Inc.	3,000	116,130
Royal Gold, Inc.	2,500	101,150
St. Mary Land & Exploration Co.	6,600	89,628
Teledyne Technologies, Inc.*	3,300	75,603
Tractor Supply Company*	4,100	128,084
Toro Co.	4,900	107,163
Watson Wyatt Worldwide, Inc.	3,700	181,707
WMS Industries, Inc.*	6,600	119,658
Zenith National Insurance Corp.	4,400	96,756

		5,391,637

TOTAL INVESTMENTS—90.0% (cost $30,312,757)		20,424,120

OTHER ASSETS IN EXCESS OF LIABILITIES—10.0%		2,270,149

Net Assets—100.0%		$22,694,269

Cost for federal income tax purposes $30,312,757.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	570,015

Excess of tax cost over value	10,458,652

* Non-income producing security.

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt—4.7%
AllianceBernstein Global High Income Fund, Inc.	12,600	$99,162
Global High Income Fund, Inc.	11,900	89,726
Templeton Emerging Markets Income Fund	11,700	97,929
Western Asset Emerging Markets Floating Rate Fund, Inc.	25,200	183,708
Western Asset Worldwide Income Fund, Inc.	11,400	95,190

		565,715

Global Corporate Bonds—12.8%
Advent Claymore Enhanced Growth & Income Fund	11,800	90,034
BlackRock Preferred Income Strategies Fund, Inc.	18,000	97,200
Deleware Enhanced Global Dividend & Income Fund	42,500	266,475
Evergreen Multi-Sector Income Fund	10,000	101,500
First Trust/Aberdeen Global Opportunity Income Fund	10,000	101,600
Highland Credit Strategies Fund	26,000	131,300
High Yield Plus Fund, Inc.	63,000	148,050
Managed High Yield Plus Fund, Inc.	83,000	92,130
Nuveen Multi-Strategy Income and Growth Fund 2	21,800	84,802
Pacholder High Yield Fund, Inc.	35,000	139,650
Van Kampen Dynamic Credit Opportunities Fund	14,400	100,080
Western Asset Variable Rate Strategic Fund, Inc.	18,000	199,980

		1,552,801

Global Government Bonds—6.5%
Nuveen Multi-Currency Short Term Government Income	11,500	135,355
Western Asset Emerging Markets Debt Fund, Inc.	36,500	397,485
Western Asset Global High Income Fund, Inc.	40,000	256,000

		788,840

Global Large Cap Stocks—2.9%
BlackRock World Investment Trust	14,000	107,520
Clough Global Opportunities Fund	11,300	88,366
Eaton Vance Tax Advantaged Global Dividend Income Fund	20,000	150,400

		346,286

International Corporate Bonds—1.5%
Royal Bank Canada, 10.0%, due 6/13/2023	$200,000	177,340

International Debt—2.6%
Morgan Stanley Emerging Markets Debt Fund, Inc.	46,500	312,945

International Government Bonds—3.4%
DWS Global High Income Fund, Inc.	18,700	105,281
Western Asset Emerging Markets Income Fund, Inc.	41,000	307,910

		413,191

International Market Indexes—0.8%
DWS Multi-Market Income Trust	16,200	96,714

U.S. Corporate Bonds—54.5%
40/86 Strategic Income Fund	24,000	143,760
Advent/Claymore Convertible Securities & Income Fund	8,500	81,260
Advent/Claymore Global Convertible Securities & Income Fund	39,000	204,750

BlackRock Corporate High Yield Fund VI, Inc.	20,000	126,000
BlackRock Diversified Income Strategies Fund, Inc.	16,000	96,480
BlackRock High Income Shares	110,000	130,900
BlackRock Preferred Opportunity Trust	15,000	84,900
BlackRock Senior High Income Fund, Inc.	42,000	92,820
Calamos Convertible & High Income Fund	23,000	186,530
Calamos Convertible Opportunities & Income Fund	26,000	209,040
Chartwell Dividend & Income Fund, Inc.	73,100	190,791
Dreyfus High Yield Strategies Fund	40,000	96,400
Eaton Vance Credit Opportunities Fund	23,000	105,340
Ellsworth Fund Ltd.	23,000	107,180
Franklin Templeton Limited Duration Income Trust	16,000	138,880
John Hancock Preferred Income Fund III	11,000	99,440
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	130,000
MassMutual Corporate Investors	5,000	89,850
Morgan Stanley, 0.0%, due 4/25/2023	$1,000,000	910,000
Morgan Stanley Emerging Markets Domestic Debt Fund	63,600	592,116
Morgan Stanley High Yield Fund, Inc.	32,000	118,720
Neuberger Berman High Yield Strategies Fund	14,200	96,702
Neuberger Berman Income Opportunity Fund, Inc.	77,000	244,860
NFJ Dividend, Interest & Premium Strategy Fund	7,000	75,180
Nicholas-Applegate Convertible & Income Fund	18,500	74,925
Nicholas-Applegate Convertible & Income Fund II	74,600	278,258
Nuveen Floating Rate Income Fund	20,000	115,000
Nuveen Multi-Strategy Income & Growth Fund	30,000	114,000
Nuveen Quality Preferred Income Fund	22,700	83,082
Nuveen Quality Preferred Income Fund 2	20,800	79,040
Nuveen Tax-Advantaged Floating Rate Fund	45,000	90,900
Nuveen Tax-Advantaged Total Return Strategy Fund	29,000	177,770
Pioneer Diversified High Income Trust	7,700	96,404
Putnam High Income Securities Fund	44,500	232,290
TCW Strategic Income Fund, Inc.	44,000	146,080
Toyota Motor Credit Corp., 0.0%, due 5/7/2023	$500,000	480,000
Van Kampen High Income Trust II	51,000	88,230
Van Kampen Senior Income Trust	75,000	183,750

		6,591,628

U.S. Large Cap Stocks—3.5%
BlackRock Enhanced Capital and Income Fund, Inc.	11,000	108,020
BlackRock Enhanced Dividend Achievers Trust	12,000	72,000
Dreman/Claymore Dividend & Income Fund	66,000	85,140
Gabelli Equity Trust, Inc.	29,000	81,200
Nuveen Tax-Advantaged Dividend Growth Fund	11,800	81,184

		427,544

U.S. REIT's—1.6%
Cohen & Steers Advantage Income Realty Fund, Inc.	46,000	100,740
Fiduciary/Claymore MLP Opportunity Fund	7,000	86,870

		187,610

TOTAL INVESTMENTS—94.8% (cost $13,249,439)		11,460,614
OTHER ASSETS IN EXCESS OF LIABILITIES—5.2%		625,022

Net Assets—100.0%		$12,085,636

Cost for federal income tax purposes $13,249,439.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	249,947

Excess of tax cost over value	2,038,772

* Bond is in default at February 28, 2009.

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth—12.2%
iShares MSCI—South Africa	6,000	$183,780
SPDR S&P Emerging Asia Pacific ETF	29,000	1,109,830
SPDR S&P Emerging Europe ETF	28,000	546,840

		1,840,450

Emerging Markets Value—3.5%
Vanguard Emerging Markets	26,000	530,400

Europe Large Cap Stocks—1.6%
GlaxoSmithKline PLC ADR	2,000	60,260
Novartis AG ADR	1,500	54,375
Roche Holding, Ltd. ADR	2,000	57,082
Telefonica SA ADR	1,300	72,228

		243,945

Europe Market Indexes—3.7%
iShares S&P Europe 350	12,000	284,640
SPDR DJ EURO STOXX 50 ETF	11,000	270,490

		555,130

Europe Mid Cap Stocks—2.4%
iShares MSCI—Austria	36,000	366,120

Global Small Cap Stocks—4.2%
iShares Goldman Sachs Networking	41,500	630,800

International Large Cap Stocks—2.9%
BP PLC ADR	1,500	57,540
Takeda Pharmaceutical ADR	3,700	75,441
Total SA ADR	1,400	66,080
United Overseas Bank Ltd. ADR	4,000	51,691
Vodafone Group PLC ADR	4,200	74,550
Westpac Banking Corporation ADR	1,100	59,004
Woodside Petroleum Ltd. ADR	2,600	59,464

		443,770

International Market Indexes—3.6%
SPDR S&P BRIC 40 ETF	43,000	548,680

International Mid Cap Stocks—6.1%
iShares MSCI Thailand Investable Market Index	24,000	519,840
iShares MSCI Turkey Investable Market Index	18,000	405,360

		925,200

International Small Cap Stocks—0.5%
Darling International, Inc.	16,200	70,146

Japan Large Cap Stocks—4.9%
Canon, Inc. ADR	2,500	62,775
East Japan Railway Co. ADR	6,800	67,896
Honda Motor Co. ADR	3,700	87,431
Hutchinson Whampoa Ltd. ADR	2,700	71,374
Mitsubishi Corp. ADR	2,500	63,570

Mitsubishi UFJ Financial Group, Inc. ADR	13,500	60,345
Mizuho Financial Group, Inc.	16,000	60,320
Nintendo Co. Ltd. ADR	2,000	72,794
Sony Corp. ADR	3,800	62,928
Sumitomo Mitsui Financial Group ADR	20,000	64,796
Toyota Motor Corp. ADR	1,000	63,140

		737,369

Latin America Large Cap Stocks—2.2%
iShares MSCI—Mexico	14,000	334,320

Latin America Mid Cap Stocks—3.9%
iShares MSCI—Brazil	17,000	582,760

Pacific/Asia Large Cap Stocks—2.0%
Australia and New Zealand Banking ADR	7,300	62,073
Cheung Kong Holdings ADR	7,700	63,398
National Australia Bank ADR	5,100	58,256
St. George Bank Limited ADR	2,100	59,298
Sun Hung Kai Properties Ltd. ADR	8,300	65,288

		308,313

Pacific/Asia Market Indexes—5.5%
iShares FTSE/Xinhua China 25 Index Fund	34,000	826,540

Pacific/Asia Mid Cap Stocks—3.5%
iShares MSCI—Australia	47,000	527,340

Pacific/Asia Small Cap Stocks—3.7%
iShares MSCI—Singapore	98,000	562,520

Scandinavia Large Cap Stocks—0.4%
Nestle SA ADR	1,900	62,529

United Kingdom Market Indexes—2.0%
iShares MSCI—United Kingdom	30,000	300,600

U.S. Large Cap Stocks—6.8%
Apple, Inc.*	1,200	107,172
Cisco Systems, Inc.*	6,900	100,533
Google, Inc.*	300	101,397
Hewlett-Packard Company	3,500	101,605
International Business Machines Corp.	1,400	128,842
Intel Corporation	7,800	99,372
Microsoft Corporation	5,200	83,980
Proctor & Gamble Co.	1,900	91,523
Schlumberger Limited	2,500	95,150
Wal-Mart Stores, Inc.	2,200	108,328

		1,017,902

U.S. Market Indexes—7.7%
iShares Dow Jones U. S. Index	18,000	653,940
ProShares Ultra MidCap 400	29,000	499,380

		1,153,320

U.S. Micro Cap Stocks—11.7%
Abington Bancorp, Inc.	6,500	47,125
American Pacific Corp.*	6,500	32,500
American Physicians Service Group, Inc.	3,500	72,450
Anaren, Inc.*	5,800	64,960
Applied Signal Technology, Inc.	4,200	80,304
AsiaInfo Holdings, Inc.*	6,800	83,028
Axsys Technologies, Inc.*	1,300	43,173
Bank Mutual Corporation	6,200	52,390
Citizens, Inc.*	8,000	52,000

CSS Industries, Inc.	3,000	42,060
Digi International, Inc.*	6,600	47,256
Dime Community Bancshares, Inc.	4,600	45,356
Duncan Energy Partners LP	5,000	81,550
Emergent BioSolutions, Inc.*	3,400	65,654
First Bancorp, Inc.	4,200	43,343
Fuel Systems Solutions, Inc.*	2,400	47,544
GeoResources, Inc.*	8,500	52,445
GMX Resources, Inc.	3,500	60,375
Home Bancshares, Inc.	2,700	49,410
Hot Topic, Inc.*	8,800	78,144
HQ Sustainable Maritime Industries, Inc.*	13,000	81,250
Infinity Property and Casualty Corp.	1,600	56,848
LHC Group, Inc.*	2,000	39,860
Marten Transport Ltd.*	3,500	57,960
NCI, Inc.*	2,800	76,160
NutriSystem, Inc.	5,800	74,820
Panhandle Oil and Gas, Inc.	3,500	57,295
Peoples Financial Corp.	3,500	58,835
Ultratech, Inc.*	5,700	62,586
United Financial Bancorp, Inc.	4,900	63,063

		1,769,744

U.S. Small Cap Stocks—4.4%
ProShares Ultra S&P SmallCap 600	51,000	660,450

TOTAL INVESTMENTS—99.4% (cost $24,442,821)		14,998,348
OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		91,978

Net Assets—100.0%		$15,090,326

Cost for federal income tax purposes $24,442,821.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	312,796

Excess of tax cost over value	9,757,269

* Non-income producing security.

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth—11.2%
Central Europe & Russia Fund, Inc.	25,000	$318,000
SPDR S&P Emerging Asia Pacific ETF	18,000	688,860
SPDR S&P Emerging Markets ETF	24,000	776,880

		1,783,740

Global Large Cap Stocks—0.9%
Novartis ADR	4,100	148,625

International Large Cap Stocks—1.9%
BP PLC ADR	3,200	122,752
Rio Tinto PLC ADR	800	81,600
Total SA ADR	1,000	47,200
Vodafone Group PLC ADR	3,000	53,250

		304,802

Japan Large Cap Stocks—0.9%
Toyota Motor Corp ADR	2,200	138,908

Latin America Large Cap Stocks—5.3%
Banco Bradesco SA ADR	8,800	76,736
Companhia de Bebidas Das Americas ADR	3,400	137,564
Companhia Energetica de Minas Gerais ADR	6,600	90,156
Companhia Sideurgica Nacional ADR	7,500	99,075
Companhia Vale Do Rio Docea ADR	7,800	100,542
Gerdau SA ADR	14,700	76,881
Itau Unibanco Banco Multiplo SA ADR	7,900	72,522
Petroleo Brasileiro ADR	4,000	110,920
Uniao de Bancos Brasileiros SA ADR	1,400	73,262

		837,658

U.S. Large Cap Stocks—29.7%
Applied Materials, Inc.	20,000	184,200
Boeing Company	20,000	628,800
Carnival Corp.	9,000	176,040
Chubb Corporation	10,000	390,400
Cytec Industries, Inc.	13,000	200,200
ENSCO International, Inc.	8,000	196,640
Goldman Sachs Group, Inc.	12,000	1,092,960
International Business Machines, Inc.	9,000	828,270
Lowe's Companies, Inc.	8,700	137,808
Nike, Inc. Class B	3,500	145,355
Omnicom Group, Inc.	7,500	180,225
Sysco Corp.	9,400	202,100
Walgreen Co.	7,500	178,950
Wal-Mart Stores, Inc.	3,500	172,340

		4,714,288

U.S. Market Indexes—3.3%
ProShares Ultra Russell 2000 Value	53,000	517,810

U.S. Micro Cap Stocks—17.4%
AMCOL International Corp.	9,500	114,665
ArvinMeritor, Inc.	54,500	34,335
Astec Industries, Inc.*	4,000	88,880
Checkpoint Systems, Inc.*	8,500	66,130
Cohu, Inc.	8,400	71,148
Colonial Properties Trust	20,000	76,200
Cross Country Healthcare, Inc.*	11,000	81,400
Exar Corp.*	13,400	78,390
Federal Signal Corp.	11,200	70,784
Fidelity National Financial, Inc.	10,000	165,700
Foot Locker, Inc.	12,500	103,875
Furniture Brands International, Inc.	62,000	84,320
Griffon Corp.*	13,400	97,418
Healthcare Services Group, Inc.	6,000	92,220
Houston American Energy Corp	54,000	118,800
Imation Corp.	6,600	53,064
Investment Technology Group, Inc.*	5,900	114,873
JAKKS Pacific, Inc.*	5,000	63,350
Kelly Services, Inc.	6,200	47,120
Men's Wearhouse, Inc.	8,900	95,052
Methode Electronics, Inc.	12,800	45,440
National Presto Industries, Inc.	1,400	84,714
Old Dominion Freight Line, Inc.*	4,000	87,160
Olin Corp.	7,500	78,300
Parexel International Corporation*	12,600	115,542
PolyOne Corp.*	30,000	48,300
Provident Bankshares Corp.	12,000	71,400
RehabCare Group, Inc.*	6,100	89,243
Rent-A-Center, Inc.*	4,900	85,848
South Financial Group, Inc.	27,500	34,650
Synaptics, Inc.*	4,300	89,225
Tredegar Corp.	6,700	111,890
Wintrust Financial Corporation	5,000	62,300
YRC Worldwide, Inc.*	22,400	49,280

		2,771,016

U.S. Mid Cap Stocks—25.4%
Aon Corp.	2,200	84,128
Ball Corp.	5,300	213,537
Belden CDT, Inc.	46,000	490,820
Boston Properties, Inc.	1,900	70,471
Bunge Ltd.	2,300	107,824
CIT Group	225,000	551,250
Edison International	2,800	76,216
Equity Residential REIT	3,400	59,840
International Flavors and Fragrances, Inc.	6,500	171,015
International Paper Co.	8,300	47,227
Magellan Midstream Partners, L.P.	10,000	318,000
Marsh & McLennan Companies, Inc.	4,000	71,720
Noble Energy, Inc.	1,800	81,972
Precision Castparts Corp.	2,000	110,860
Principal Financial Group, Inc.	6,200	49,538
Progress Energy, Inc.	2,400	85,008
Progressive Corp.	6,700	77,519
Public Storage REIT	1,400	77,672
Safeway, Inc.	4,400	81,400
Sempra Energy	2,200	91,454
Silgan Holdings, Inc.	17,000	834,020

Southwest Airlines Co.	9,700	57,133
Spectra Energy Corp.	5,900	76,700
Weyerhaeuser Co.	3,000	72,480
Xerox Corporation	15,700	81,326

		4,039,130

U.S. Small Cap Stocks—0.4%
Brown Shoe Company, Inc.	16,000	57,120

TOTAL INVESTMENTS—96.4% (cost $21,917,663)		15,313,097
OTHER ASSETS IN EXCESS OF LIABILITIES—3.6%		573,197

Net Assets—100.0%		$15,886,294

Cost for federal income tax purposes $21,917,663.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	732,403

Excess of tax cost over value	7,336,969

* Non-income producing security.

Investment Valuation

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds' investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2009, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$11,841,225
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$11,841,225

Growth Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$20,424,120
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$20,424,120

Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$11,330,614
Level 2—Other Significant Observable Inputs	130,000
Level 3—Significant Unobservable Inputs	—

Total	$11,460,614

Multiple Index Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$14,998,348
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$14,998,348

Value Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$15,313,097
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$15,313,097

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten President

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten President

Date: April 27, 2009

By:	/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer

Date: April 27, 2009